Prudential Investment Portfolios 2

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions US Broad Market Index Fund

Prudential Investment Portfolios 8

PGIM Quant Solutions Stock Index Fund

(each, a "Fund" and collectively the "Funds")

Supplement dated November 7, 2023

to each Fund's Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Edward Louie, is no longer a portfolio manager to the Funds.

To reflect this change, all references and information pertaining to Mr. Louie are hereby removed from each Fund's Summary Prospectus, Prospectus and SAI effective immediately.

LR1460